Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2019	¥ 84,208
For the fiscal year ending March 31, 2020	81,662
For the fiscal year ending March 31, 2021	81,591
For the fiscal year ending March 31, 2022	81,714
For the fiscal year ending March 31, 2023	81,370
Thereafter (for the fiscal years ending March 31, 2024-2028)	401,939
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2019	20,888
For the fiscal year ending March 31, 2020	22,113
For the fiscal year ending March 31, 2021	23,033
For the fiscal year ending March 31, 2022	23,771
For the fiscal year ending March 31, 2023	25,343
Thereafter (for the fiscal years ending March 31, 2024-2028)	171,865
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2019	1,933
For the fiscal year ending March 31, 2020	2,018
For the fiscal year ending March 31, 2021	2,090
For the fiscal year ending March 31, 2022	2,145
For the fiscal year ending March 31, 2023	2,199
Thereafter (for the fiscal years ending March 31, 2024-2028)	¥ 10,761